INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Current income tax expense	$ (527)	$ 1,144
Deferred income tax recovery	(525)	3,440
Total income tax expense (recovery)	$ (1,052)	$ 4,584